UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam Global Equity Fund
The fund's portfolio
1/31/11 (Unaudited)

COMMON STOCKS (98.6%)(a)
	Shares	Value

Airlines (0.9%)
Cathay Pacific Airways, Ltd. (Hong Kong)	1,671,000	$4,230,118
Qantas Airways, Ltd. (Australia) (NON)	1,609,071	3,844,966
		8,075,084

Automotive (2.6%)
Dongfeng Motor Group Co., Ltd. (China)	3,106,000	5,457,557
Fiat Industrial SpA (Italy) (NON)	233,224	3,157,156
Fiat SpA (Italy)	233,224	2,270,831
Ford Motor Co. (NON)	123,600	1,971,420
Kia Motors Corp. (South Korea)	96,946	4,731,398
Nissan Motor Co., Ltd. (Japan)	624,200	6,300,643
		23,889,005

Banking (7.8%)
Banco Santander Brasil (Unit) (Brazil)	1,075,700	12,474,971
BNP Paribas SA (France)	99,131	7,411,279
Bond Street Holdings, LLC 144A Class A (F)(NON)	138,315	2,828,542
JPMorgan Chase & Co.	331,000	14,875,140
Sberbank OJSC (Russia) (NON)	2,072,648	7,246,462
Wells Fargo & Co.	850,272	27,565,818
		72,402,212

Broadcasting (0.4%)
Fuji Media Holdings, Inc. (Japan)	2,426	3,763,915
		3,763,915

Cable television (1.0%)
DIRECTV Class A (NON)	210,600	8,927,334
		8,927,334

Chemicals (5.6%)
Agrium, Inc. (Canada)	52,600	4,647,944
Ashland, Inc.	234,680	13,625,521
BASF SE (Germany)	81,797	6,295,155
CF Industries Holdings, Inc.	16,200	2,187,648
Honam Petrochemical Corp. (South Korea)	65,178	21,092,082
Nitto Denko Corp. (Japan)	74,000	3,682,178
		51,530,528

Commercial and consumer services (1.7%)
Bureau Veritas SA (France)	23,205	1,686,484
Compass Group PLC (United Kingdom)	1,217,507	10,830,812
GS Holdings (South Korea)	42,747	3,191,748
		15,709,044

Communications equipment (0.8%)
Research in Motion, Ltd. (Canada) (NON)	122,000	7,188,154
		7,188,154

Conglomerates (2.0%)
Mitsui & Co., Ltd. (Japan)	650,300	10,915,581
Vivendi (France)	264,931	7,589,604
		18,505,185

Consumer (1.2%)
Christian Dior SA (France)	19,073	2,620,942
LVMH Moet Hennessy Louis Vuitton SA (France)	52,856	8,249,131
		10,870,073

Consumer finance (2.7%)
Capital One Financial Corp.	522,300	25,153,968
		25,153,968

Consumer goods (0.6%)
Reckitt Benckiser Group PLC (United Kingdom)	95,982	5,218,983
		5,218,983

Consumer services (0.6%)
Avis Budget Group, Inc. (NON)	367,761	5,089,812
		5,089,812

Distribution (1.0%)
W.W. Grainger, Inc.	68,000	8,939,960

		8,939,960

Electrical equipment (2.4%)
Mitsubishi Electric Corp. (Japan)	2,047,000	22,551,573
		22,551,573

Electronics (3.1%)
Asustek Computer, Inc. (Taiwan)	195,000	1,751,096
Garmin, Ltd. (S)	53,000	1,633,990
HTC Corp. (Taiwan)	167,000	5,583,121
Radiant Opto-Electronics Corp. (Taiwan)	1,985,000	4,331,744
Samsung Electronics Co., Ltd. (South Korea)	7,870	6,915,312
Vishay Intertechnology, Inc. (NON)	480,968	7,935,972
		28,151,235

Energy (oil field) (1.5%)
National Oilwell Varco, Inc.	82,600	6,104,140
Oceaneering International, Inc. (NON)	99,020	7,647,315
		13,751,455

Energy (other) (0.6%)
GT Solar International, Inc. (NON) (S)	534,000	5,898,030
		5,898,030

Engineering and construction (1.0%)
Aveng, Ltd. (South Africa)	922,289	4,880,421
KBR, Inc.	148,400	4,763,640
		9,644,061

Financial (0.6%)
Criteria Caixacorp SA (Spain)	767,216	5,294,707
		5,294,707

Food (0.9%)
Corn Products International, Inc.	176,700	8,151,171
		8,151,171

Forest products and packaging (2.8%)
Domtar Corp. (Canada)	289,312	25,439,204
		25,439,204

Gaming and lottery (0.5%)
Sankyo Co., Ltd. (Japan)	81,500	4,522,256
		4,522,256

Health-care services (4.1%)
Aetna, Inc.	713,249	23,494,422
UnitedHealth Group, Inc.	339,400	13,932,370
		37,426,792

Insurance (4.6%)
Allied World Assurance Company Holdings, Ltd.	44,100	2,660,553
Aviva PLC (United Kingdom)	1,232,919	8,805,422
AXA SA (France)	904,905	19,156,095
Hartford Financial Services Group, Inc. (The)	162,700	4,519,806
ING Groep NV ADR (Netherlands) (NON)	231,500	2,636,785
Prudential Financial, Inc.	80,000	4,920,800
		42,699,461

Lodging/Tourism (0.2%)
Kangwon Land, Inc. (South Korea)	68,380	1,573,125
		1,573,125

Machinery (1.2%)
ANDRITZ AG (Austria)	46,929	4,007,948
Kone OYJ Class B (Finland) (NON)	133,226	7,260,459
		11,268,407

Metals (3.2%)
BHP Billiton, Ltd. (Australia)	89,641	3,986,776
Fortescue Metals Group, Ltd. (Australia) (NON)	1,661,800	10,672,839
Freeport-McMoRan Copper & Gold, Inc. Class B	37,400	4,067,250
Rio Tinto PLC (United Kingdom)	162,792	11,243,407
		29,970,272

Oil and gas (12.3%)
Chevron Corp.	324,139	30,770,515
CNOOC, Ltd. (China)	901,000	2,005,529
Gazprom OAO (Russia)	2,573,875	16,996,892
Lukoil OAO ADR (Russia)	203,951	12,522,492
Marathon Oil Corp.	328,400	15,007,880
Nexen, Inc. (Canada)	204,596	5,139,422
Oil States International, Inc. (NON)	94,000	6,369,440

OMV AG (Austria)	65,091	2,885,503
Petroleo Brasileiro SA ADR (Preference) (Brazil)	96,400	3,205,300
Petroleo Brasileiro SA ADR (Brazil)	65,500	2,405,815
Sunoco, Inc.	152,300	6,465,135
Surgutneftegaz ADR (Russia)	483,303	5,366,237
Tatneft 144A ADR (Russia) (S)	135,764	4,830,020
		113,970,180

Pharmaceuticals (7.0%)
Astellas Pharma, Inc. (Japan)	230,000	8,777,829
AstraZeneca PLC (United Kingdom)	110,065	5,347,322
Eli Lilly & Co.	231,600	8,052,732
Forest Laboratories, Inc. (NON)	58,800	1,896,888
Pfizer, Inc.	1,436,263	26,168,712
Sanofi-Aventis (France)	212,386	14,492,695
		64,736,178

Publishing (1.9%)
R. R. Donnelley & Sons Co.	990,600	17,553,432
		17,553,432

Railroads (2.5%)
Canadian National Railway Co. (Canada)	346,600	23,502,471
		23,502,471

Real estate (1.4%)
CommonWealth REIT (R)	128,360	3,423,361
Hongkong Land Holdings, Ltd. (Hong Kong)	1,361,000	9,585,244
		13,008,605

Regional Bells (1.4%)
Verizon Communications, Inc.	374,700	13,346,814
		13,346,814

Retail (2.5%)
Coach, Inc.	155,991	8,437,553
Industria de Diseno Textil (Inditex) SA (Spain)	131,986	9,980,542
Kingfisher PLC (United Kingdom)	1,114,217	4,496,418
		22,914,513

Semiconductor (1.5%)
Jusung Engineering Co., Ltd. (South Korea) (NON)	305,113	5,473,264
Macronix International Co., Ltd. (Taiwan)	10,709,159	8,246,002
		13,719,266

Shipping (0.4%)
Seino Holdings Co., Ltd. (Japan)	570,000	3,957,006
		3,957,006

Software (4.3%)
Intuit, Inc. (NON)	91,389	4,288,886
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON) (S)	164,317	5,406,029
Microsoft Corp.	1,086,390	30,120,163
		39,815,078

Technology services (1.8%)
Accenture PLC Class A	272,900	14,046,163
Computer Sciences Corp.	48,700	2,595,223
		16,641,386

Telecommunications (1.9%)
China Mobile, Ltd. (China)	1,106,500	10,874,335
Telecity Group PLC (United Kingdom) (NON)	819,988	6,437,422
		17,311,757

Telephone (1.4%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	285,300	13,267,014
		13,267,014

Tobacco (2.5%)
Philip Morris International, Inc.	399,700	22,878,828
		22,878,828

Trucks and parts (0.2%)
Autoliv, Inc. (Sweden)	27,600	2,119,680
		2,119,680

Total common stocks (cost $824,682,818)		$910,347,214

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value

U.S. Treasury Inflation Protected Securities 2s,

July 15, 2014 (i)	$334,287	$365,740
U.S. Treasury Inflation Protected Securities 2s, January 15, 2014 (i)	104,201	113,168

Total U.S. treasury obligations (cost $478,908)		$478,908

SHORT-TERM INVESTMENTS (3.1%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.20% (d)	8,988,375	$8,988,375
Putnam Money Market Liquidity Fund 0.17% (e)	17,482,587	17,482,587
SSgA Prime Money Market Fund 0.14% (i) (P)	520,000	520,000
U.S. Treasury Bills for effective yields ranging from
0.26% to 0.31%, March 10, 2011 (SEGSF)	$1,840,000	1,839,450

Total short-term investments (cost $28,830,412)		$28,830,412

TOTAL INVESTMENTS

Total investments (cost $853,992,138) (b)		$939,656,534

FORWARD CURRENCY CONTRACTS at 1/31/11 (aggregate face value $307,682,973) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	2/16/11	$7,475,872	$7,626,631	$(150,759)
	British Pound	Sell	2/16/11	106,389	102,834	(3,555)
	Canadian Dollar	Buy	2/16/11	352,886	355,992	(3,106)
	Euro	Sell	2/16/11	1,790,644	1,748,267	(42,377)
	Norwegian Krone	Sell	2/16/11	3,224,678	3,199,588	(25,090)
	Swedish Krona	Sell	2/16/11	420,465	405,165	(15,300)
	Swiss Franc	Buy	2/16/11	10,777,895	10,904,246	(126,351)

Barclays Bank PLC
	British Pound	Buy	2/16/11	11,735,104	11,346,651	388,453
	Euro	Sell	2/16/11	504,688	492,947	(11,741)
	Hong Kong Dollar	Sell	2/16/11	8,528,531	8,557,817	29,286
	Japanese Yen	Sell	2/16/11	1,087,426	1,094,068	6,642
	Norwegian Krone	Buy	2/16/11	39,954	39,640	314
	Swedish Krona	Buy	2/16/11	4,142,070	3,988,241	153,829
	Swiss Franc	Buy	2/16/11	1,761,783	1,782,379	(20,596)

Citibank, N.A.
	Australian Dollar	Buy	2/16/11	1,771,217	1,805,477	(34,260)
	British Pound	Sell	2/16/11	3,144,871	3,039,749	(105,122)
	Canadian Dollar	Buy	2/16/11	2,665,117	2,691,718	(26,601)
	Danish Krone	Buy	2/16/11	4,326,907	4,262,073	64,834
	Euro	Sell	2/16/11	9,671,502	9,538,822	(132,680)
	Hong Kong Dollar	Sell	2/16/11	381,967	383,225	1,258
	Norwegian Krone	Sell	2/16/11	2,477,747	2,458,638	(19,109)
	Singapore Dollar	Sell	2/16/11	1,147,800	1,137,809	(9,991)
	Swedish Krona	Sell	2/16/11	955,931	921,379	(34,552)
	Swiss Franc	Buy	2/16/11	165,442	167,358	(1,916)

Credit Suisse AG
	Australian Dollar	Buy	2/16/11	1,277,558	1,303,110	(25,552)
	British Pound	Buy	2/16/11	1,538,788	1,486,915	51,873
	Canadian Dollar	Buy	2/16/11	1,377,493	1,391,116	(13,623)
	Euro	Sell	2/16/11	144,725	141,357	(3,368)
	Japanese Yen	Buy	2/16/11	6,022,648	6,057,726	(35,078)
	Norwegian Krone	Sell	2/16/11	2,113,094	2,096,456	(16,638)
	Swedish Krona	Buy	2/16/11	77,943	75,049	2,894
	Swiss Franc	Buy	2/16/11	9,597,439	9,708,493	(111,054)

Deutsche Bank AG
	Canadian Dollar	Sell	2/16/11	762,189	769,293	7,104
	Euro	Buy	2/16/11	1,240,772	1,212,342	28,430
	Swedish Krona	Buy	2/16/11	1,392,918	1,340,688	52,230
	Swiss Franc	Buy	2/16/11	1,161,274	1,175,165	(13,891)

Goldman Sachs International
	Australian Dollar	Buy	2/16/11	5,239,074	5,340,253	(101,179)
	British Pound	Buy	2/16/11	208,291	201,317	6,974
	Euro	Sell	2/16/11	3,928,517	3,836,250	(92,267)
	Japanese Yen	Buy	2/16/11	260,791	262,311	(1,520)
	Norwegian Krone	Sell	2/16/11	5,116,279	5,073,859	(42,420)
	Swedish Krona	Buy	2/16/11	1,430,735	1,378,382	52,353

HSBC Bank USA, National Association
	Australian Dollar	Buy	2/16/11	974,174	993,565	(19,391)
	British Pound	Sell	2/16/11	2,901,972	2,895,964	(6,008)
	Euro	Sell	2/16/11	6,393,220	6,243,508	(149,712)
	Hong Kong Dollar	Sell	2/16/11	4,549,391	4,564,484	15,093
	Norwegian Krone	Buy	2/16/11	1,578,196	1,564,857	13,339
	Swiss Franc	Sell	2/16/11	912,952	923,456	10,504

JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	2/16/11	1,066,374	1,087,435	21,061
	British Pound	Buy	2/16/11	11,488,039	11,104,322	383,717
	Canadian Dollar	Buy	2/16/11	778,965	786,812	(7,847)
	Euro	Buy	2/16/11	274,936	268,437	6,499
	Hong Kong Dollar	Buy	2/16/11	674,148	676,428	(2,280)
	Japanese Yen	Sell	2/16/11	258,848	259,107	259
	Norwegian Krone	Buy	2/16/11	664,947	659,230	5,717
	Singapore Dollar	Buy	2/16/11	7,960,989	7,887,663	73,326
	Swedish Krona	Sell	2/16/11	332,216	319,730	(12,486)
	Swiss Franc	Buy	2/16/11	443,546	448,649	(5,103)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	2/16/11	932,157	950,323	(18,166)
	British Pound	Buy	2/16/11	6,145,540	5,940,616	204,924
	Canadian Dollar	Sell	2/16/11	1,286,126	1,298,649	12,523
	Euro	Sell	2/16/11	6,180,582	6,036,482	(144,100)
	Israeli Shekel	Buy	2/16/11	1,144,153	1,196,143	(51,990)
	Japanese Yen	Sell	2/16/11	26,982,431	26,818,553	(163,878)
	Swedish Krona	Buy	2/16/11	2,081,450	2,003,162	78,288
	Swiss Franc	Buy	2/16/11	6,583,871	6,661,055	(77,184)

State Street Bank and Trust Co.
	Australian Dollar	Sell	2/16/11	3,518,737	3,586,939	68,202

	Canadian Dollar	Buy	2/16/11	70,997	71,733	(736)
	Euro	Sell	2/16/11	7,436,552	7,263,929	(172,623)
	Israeli Shekel	Buy	2/16/11	1,144,180	1,197,614	(53,434)
	Norwegian Krone	Sell	2/16/11	3,360,037	3,333,608	(26,429)
	Swedish Krona	Buy	2/16/11	6,468,353	6,232,073	236,280

UBS AG
	Australian Dollar	Sell	2/16/11	3,053,754	3,102,424	48,670
	British Pound	Buy	2/16/11	10,344,523	9,999,647	344,876
	Canadian Dollar	Buy	2/16/11	1,000,243	1,010,124	(9,881)
	Euro	Buy	2/16/11	7,786,794	7,666,040	120,754
	Israeli Shekel	Buy	2/16/11	1,144,180	1,196,542	(52,362)
	Norwegian Krone	Buy	2/16/11	17,392,955	17,252,240	140,715
	Swedish Krona	Sell	2/16/11	199,562	192,150	(7,412)
	Swiss Franc	Buy	2/16/11	4,277,116	4,328,092	(50,976)

Westpac Banking Corp.
	Australian Dollar	Buy	2/16/11	7,486,525	7,621,898	(135,373)
	British Pound	Buy	2/16/11	2,726,366	2,634,749	91,617
	Canadian Dollar	Buy	2/16/11	2,828,079	2,856,869	(28,790)
	Euro	Sell	2/16/11	11,508,151	11,297,191	(210,960)
	Japanese Yen	Buy	2/16/11	4,322,694	4,349,685	(26,991)

Total						$69,030

Key to holding's abbreviations

ADR	American Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through January 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $923,656,906.

(b) The aggregate identified cost on a tax basis is $854,358,554, resulting in gross unrealized appreciation and depreciation of $121,384,246 and $36,086,266, respectively, or net unrealized appreciation of $85,297,980.

(NON) Non-income-producing security.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $8,795,875. The fund received cash collateral of $8,988,375 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $4,902 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $81,187,104 and $87,167,115, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $1,390,109 to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	47.1%
Japan	8.4
Canada	7.1
France	6.6

United Kingdom	5.6
Russia	5.1
South Korea	4.6
Taiwan	2.1
Hong Kong	2.1
Australia	2.0
China	2.0
Brazil	1.9
Spain	1.6
Finland	0.8
Austria	0.7
Germany	0.7
Italy	0.6
South Africa	0.5
Netherlands	0.3
Sweden	0.2

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $314,851 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,599,536 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $872,913.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$49,967,567	$56,972,437	$--

	Capital goods	6,883,320	38,700,401	--

	Communication services	22,274,148	30,578,771	--

	Conglomerates	--	18,505,185	--

	Consumer cyclicals	27,962,405	72,832,958	--

	Consumer staples	45,059,771	5,218,983	--

	Energy	89,012,992	44,606,673	--

	Financials	98,231,202	57,499,209	2,828,542

	Health care	73,545,124	28,617,846	--

	Technology	73,214,580	32,300,539	--

	Transportation	23,502,471	12,032,090	--

Total common stocks		509,653,580	397,865,092	2,828,542

U.S. Treasury obligations		--	478,908	--

Short-term investments		18,002,587	10,827,825	--

Totals by level		$527,656,167	$409,171,825	$2,828,542

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$69,030	$--

Totals by level		$--	$69,030	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$2,722,838	$2,653,808

Total	$2,722,838	$2,653,808

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011